T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
CALIFORNIA  95.6%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,035
Alum Rock Union Elementary School Dist., Series B, GO,
5.25%, 8/1/54 (1)(2) 900 967
Bay Area Toll Auth., Series A, VRDN, 2.35%, 4/1/55  405 405
Bay Area Toll Auth., Series B, VRDN, 2.25%, 4/1/55  6,600 6,600
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 3,674
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(4) 4,000 3,838
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,384
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,272
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,661
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,356
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 10/1/56 (Tender 5/1/35)  4,000 4,323
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,800 4,131
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,087
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,806
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,170
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  8,875 9,614
California Community Housing Agency, 5.00%, 8/1/49 (5) 2,000 1,868
California Community Housing Agency, Series A-1, 3.00%,
2/1/57 (5) 1,500 1,029
California County Tobacco Securitization Agency, Series A,
5.00%, 6/1/47  2,000 1,890
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49 (Prerefunded 6/1/26) (6) 65 65
California EFA, 2.25%, 4/1/51  4,500 2,907
California EFA, Series A, 4.00%, 12/1/39  1,245 1,205
California EFA, Series A, 5.00%, 12/1/34  1,000 1,029
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 416
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 423

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  950 978
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,019
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 559
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,428
California HFFA, Adventist Health System, VRDN, 2.25%,
3/1/41  2,800 2,800
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  11,675 8,690
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 3,250 2,487
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  4,000 3,808
California HFFA, Kaiser Permanente, Series A-2, 4.00%,
11/1/44 (3) 5,535 5,402
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  16,300 18,095
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,411
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 1,985
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,043
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,266 1,311
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,403 2,455
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,256 2,281
California Housing Fin. Agency, Series A, 4.75%, 8/1/45  4,000 4,149
California Housing Fin. Agency, Series A, 4.95%, 8/1/50  4,000 4,060
California Housing Fin. Agency, Series B, 4.35%, 2/1/43  4,000 3,980
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,326
California Infrastructure & Economic Dev. Bank, 5.00%, 5/15/44  2,000 2,195
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,594
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  2,080 2,110
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,135
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 1,010
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,070

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.216%, 11/20/40  2,786 2,766
California Municipal Fin. Auth., Series 2026-1, Class A1, 4.05%,
7/20/41  1,647 1,626
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (5) 600 603
California Municipal Fin. Auth., Baptist Univ., Series A, 5.375%,
11/1/45 (5) 775 796
California Municipal Fin. Auth., Baptist Univ., Series A, 5.625%,
11/1/54 (5) 500 508
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 300
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,830
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (5) 1,920 1,921
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 603
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,817
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,616
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  2,865 2,938
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  105 102
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 278
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 366
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 271
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,212
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (3) 2,000 2,074
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (5) 2,680 2,684
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (5) 2,075 1,887
California Municipal Fin. Auth., Clay Lacy Aviation Facilities,
6.00%, 1/1/55 (4)(5) 1,250 1,311
California Municipal Fin. Auth., County of Placer - Placer One,
5.25%, 9/1/45  3,000 3,117
California Municipal Fin. Auth., County of Placer - Placer One,
Series B, 5.125%, 9/1/55  300 303

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,014
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,578
California Municipal Fin. Auth., Gateways Hospital and Mental
Health Centers, Series A, 5.25%, 9/1/55  1,175 1,196
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 373
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 321
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (5) 400 400
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (5) 900 901
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (5) 1,000 933
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (5) 1,650 1,478
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(4) 2,845 2,640
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (4) 3,000 2,711
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (4) 1,500 1,532
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (4) 5,500 5,575
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,748
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,869
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 840
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 907
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,035
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,098
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 387
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 361
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (7) 1,005 1,070
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (7) 780 849

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (7) 1,025 1,176
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 3,896
California Municipal Fin. Auth., Terry Manor Apartments,
Series A, 4.20%, 8/1/40  5,900 5,982
California Municipal Fin. Auth., The Learning Choice Academy,
Series A, 5.50%, 7/1/65  1,500 1,394
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,450 1,453
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,049
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  4,190 4,321
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,051
California PFA, Enso Village Project, 5.00%, 11/15/46 (5) 985 933
California PFA, Enso Village Project, 5.00%, 11/15/51 (5) 1,000 905
California PFA, Enso Village Project, 5.00%, 11/15/56 (5) 1,000 887
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 502
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 502
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,780 1,784
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,498
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,657
California PFA, The Marisol, Series A, VRDN, 5.10%, 4/1/66
(Tender 4/1/33) (5) 2,000 2,007
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (5) 4,150 4,150
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/32 (5) 500 522
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (5) 2,000 1,894
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (5) 2,000 1,836
California School Fin. Auth., John Adams Academies, Series A,
5.125%, 7/1/62 (5) 1,680 1,528
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (5) 1,135 977
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (5) 3,000 3,077
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (5) 1,850 1,851
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (5) 2,150 2,111
California School Fin. Auth., Larchmont Charter School Project,
6.25%, 6/1/65 (5) 1,935 2,023

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (5) 690 692
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (5) 2,090 2,000
California School Fin. Auth., Partnerships to Uplift Communities
Project, 5.50%, 8/1/47 (5) 525 526
California State Univ., Series A, 5.50%, 11/1/55  4,000 4,369
California Statewide CDA, 4.75%, 9/2/55  1,000 979
California Statewide CDA, 5.00%, 9/2/40  1,055 1,093
California Statewide CDA, 5.375%, 9/2/52  1,990 2,033
California Statewide CDA, Series A, 4.75%, 9/2/40  1,280 1,344
California Statewide CDA, Series B, 5.00%, 9/2/40  700 751
California Statewide CDA, Series B, 5.00%, 9/2/45  1,405 1,474
California Statewide CDA, Series C-1, 5.00%, 9/2/39  1,200 1,277
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,560
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,251
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,001
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,001
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,166
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,019
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,964
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,434
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 395
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 177
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,753
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,805
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 806
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 948
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,850
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,001
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (5) 375 385

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (5) 675 685
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (5) 4,135 4,058
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (5) 500 500
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (5) 4,750 4,794
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 770
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,839
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,008
California Statewide CDA, Odd Fellows Home, Series A,
5.00%, 4/1/46  310 329
California Statewide CDA, Odd Fellows Home, Series A,
5.00%, 4/1/47  300 315
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  820 834
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,010
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,035
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,104
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,252
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,012
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,729
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 131
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 157
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 105
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 131
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  6,000 6,448
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 6,505
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,215

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,863
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,347
CSCDA Community Improvement Auth., 1818 Platinum
Triangle-Anaheim, 3.25%, 4/1/57 (5) 2,250 1,647
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (5) 2,470 1,937
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (5) 2,940 2,656
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (5) 3,535 2,727
Cupertino Union School Dist., Series A, GO, 5.75%, 8/1/45  1,165 1,353
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,670
Del Mar Race Track Auth., 5.00%, 10/1/36  700 702
Eastern Municipal Water District Community Facilities District,
Series 80, 5.00%, 9/1/45  950 974
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/44  1,405 1,552
Fontana Unified School Dist., Series A, GO, 5.00%, 8/1/45  1,500 1,640
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  1,890 1,834
Foothill-Eastern Transportation Corridor Agency, Series B-2,
3.50%, 1/15/53 (1) 2,000 1,669
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 182
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 257
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 161
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 163
Fullerton Joint Union High School Dist., Series A, GO, 4.00%,
8/1/47  1,690 1,664
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  40,000 3,984
Inglewood Unified School Dist., Series B, GO, 5.50%, 8/1/44  1,000 1,128
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,639
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,127
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (3) 4,700 4,289
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,296
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 526

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,337
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,427
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,028
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (3) 1,200 381
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (3) 1,500 454
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (3) 1,400 402
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (3) 1,000 274
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (3) 145 38
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (8) 710 747
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (3) 6,750 5,446
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,505
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,653
Lompoc Valley Medical Center, 5.00%, 2/1/41  1,400 1,437
Lompoc Valley Medical Center, 5.00%, 2/1/46  1,450 1,446
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,466
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/42  2,000 2,176
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/43  2,000 2,164
Long Beach Marina System Revenue, Alamitos Bay Marina
Project, 5.00%, 5/15/44  1,025 1,100
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (4) 1,300 1,319
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  1,400 1,451
Los Angeles County Public Works Fin. Auth., Series J, 5.50%,
12/1/54  5,000 5,463
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (4) 1,000 763
Los Angeles Dept. of Airports, 5.00%, 5/15/47 (4) 3,580 3,672
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (4) 3,480 3,628
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (4) 5,225 5,138
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (4) 500 515
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/42 (4) 1,250 1,261
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (4) 1,000 1,015
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (4) 1,200 1,202

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (4) 1,000 1,035
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (4) 1,000 1,033
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/35 (4) 1,080 1,210
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (4) 1,500 1,394
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (4) 5,000 5,314
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/46 (4) 1,725 1,619
Los Angeles Unified School Dist., Series A-1, GO, 5.00%,
7/1/45  8,250 9,028
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,512
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,031
Moreno Valley Unified School Dist., Series A, GO, 5.25%,
8/1/41 (3) 1,005 1,160
Moreno Valley Unified School Dist., Series E, GO, 5.25%,
8/1/42 (3) 1,000 1,144
Newport Beach, Series A, 4.125%, 9/2/38  570 578
Newport Beach, Series A, 5.00%, 9/2/43  640 668
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (4) 2,000 2,014
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (4) 6,170 6,181
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,243
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/46 (3) 4,500 4,864
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 4,787
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (1)(7) 380 358
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(7) 250 235
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (1) 3,870 3,650
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (1)(7) 500 471
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55  3,000 3,005
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/45  500 522
Ontario Community Fac. Dist. No. 71, 5.00%, 9/1/50  750 763
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(4) 1,040 1,052
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(4) 575 579

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(4) 1,350 1,344
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,934
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 510
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,416
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,514
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,037
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 884
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 529
Pleasanton Unified School Dist., GO, 5.00%, 8/1/45  2,665 2,913
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (4) 1,000 1,102
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (4) 750 828
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (4) 1,000 1,098
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (3) 4,310 4,545
Regents of the Univ. of California Medical Center Pooled
Revenue, Series K, VRDN, 2.25%, 5/15/47  2,395 2,395
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 7,594
River Islands PFA, 5.00%, 9/1/55  1,000 966
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 2,946
Riverside Unified School Dist., 5.00%, 9/1/40  560 579
Riverside Unified School Dist., 5.00%, 9/1/45  1,185 1,223
Sacramento City Unified School Dist., Series C, GO, 5.00%,
8/1/45 (1) 2,700 2,903
Sacramento County Airport, Series A, 5.00%, 7/1/41
(Prerefunded 7/1/26) (6) 2,175 2,177
Sacramento County Airport, Series A, 5.25%, 7/1/44 (4) 1,375 1,490
Sacramento County Airport, Series A, 5.25%, 7/1/45 (4) 1,750 1,881
Sacramento County Airport, Series B, 5.00%, 7/1/41
(Prerefunded 7/1/26) (6) 2,275 2,277
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4) 4,000 4,107
Sacramento Metropolitan Fire Dist., Series A, GO, 4.00%,
8/1/52  8,280 7,731
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,773
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (5) 2,195 2,197

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 1,967
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,747
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (4) 2,540 2,378
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (4) 1,500 1,333
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (4) 2,500 2,176
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (4) 1,215 1,271
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (4) 1,000 1,039
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (4) 600 621
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (4) 4,675 4,741
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (4) 650 718
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/43 (4) 1,875 2,057
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/50 (4) 5,445 5,710
San Diego County Regional Airport Auth., Series B, 5.50%,
7/1/55 (4) 3,350 3,557
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 511
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 952
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 763
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,013
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,014
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 351
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 627
San Francisco City & County Airport Commercial-San Francisco
Int'l. Airport, Series A, 5.50%, 5/1/56 (2)(4) 4,370 4,652
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (4) 3,000 3,181
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (4) 3,710 3,850

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/42 (4) 5,000 5,061
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (4) 4,000 4,185
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (Prerefunded 6/2/26) (4)(6) 5,000 5,000
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (4) 4,500 4,857
San Francisco City & County Int'l. Airport, Commissions,
Series D, 5.50%, 5/1/55 (4) 5,000 5,301
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (4)(6) 155 157
San Francisco Public Utilities Commission Water Revenue,
Series A, 5.00%, 11/1/42  900 1,010
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,143
San Joaquin Valley Clean Energy Auth., Series A, VRDN,
5.50%, 1/1/56 (Tender 7/1/35)  2,200 2,437
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,106
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (4) 555 555
San Luis Coastal Unified School Dist., Series B, GO, 4.00%,
8/1/54  2,000 1,867
San Marcos Unified School Dist., Series A, GO, 5.00%, 8/1/45  885 967
Santa Barbara Community College Dist., Series A, GO, 6.00%,
8/1/55  5,000 5,680
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/42 (1) 500 560
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/43 (1) 1,285 1,432
Santa Fe Springs PFA, Springs Road Improvement, 5.25%,
6/1/45 (1) 350 383
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36 (Prerefunded 6/15/26) (6) 1,390 1,392
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42 (Prerefunded 6/15/26) (6) 1,500 1,502
Southern California Public Power Auth., Clean Energy Project,
Series A, 5.00%, 11/1/33 (2) 3,425 3,650
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,614
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,247
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  1,740 1,673

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,768
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,500 1,506
Univ. of California Regents, Series AL-1, VRDN, 2.30%, 5/15/48  200 200
Univ. of California Regents, Series AL-2, VRDN, 2.35%, 5/15/48  2,700 2,700
Univ. of California Regents, Series BZ, 5.00%, 5/15/41  3,500 3,917
Univ. of California Regents, Series CF, 5.00%, 11/15/45  350 385
Univ. of California Regents, Series CF, 5.00%, 11/15/46  400 437
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 9,753
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 893
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 600
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 633
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 329
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 278
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,054
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,036
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,737
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,722
West Sacramento Enhanced Infrastructure Fin. Dist. No. 1,
5.00%, 9/1/40 (1) 800 891
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (1) 440 442
749,246
PUERTO RICO  4.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,576 2,468
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 5,016 3,524
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 1,590 1,649
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 308
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,331
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 294
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 568

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 328
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 916
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,384
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 1,999
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 25 18
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (10)(11) 225 165
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 65 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 224
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 74
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 92
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 75 55
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 65 48
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 22
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 59
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 44
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 180

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 51
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 18
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,615 2,620
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,353
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 986
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,632
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,000 996
31,605
Total Municipal Securities (Cost $778,572) 780,851
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.6%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34  1,805 1,628
Freddie Mac Multifamily ML Certificates, 2.046%, 6/25/38  3,271 2,686
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $5,152) 4,314
Total Investments in Securities  100.2%
(Cost $783,724) $ 785,165
Other Assets Less Liabilities (0.2)% (1,193)
Net Assets 100.0% $ 783,972
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) When-issued security
(3) Insured by Build America Mutual Assurance Company
(4) Interest subject to alternative minimum tax.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $67,473 and represents 8.6% of net assets.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Escrowed to maturity
(8) Insured by National Public Finance Guarantee Corporation

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
CDA Community Development Administration/Authority
EFA Educational Facility Authority
GO General Obligation
HFFA Health Facility Financing Authority
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE California Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F80-054Q1 05/26